Cover	Jan. 16, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-35994
Entity Registrant Name	Scorpius Holdings, Inc.
Entity Central Index Key	0001476963
Entity Tax Identification Number	26-2844103
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	627 Davis Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	(919)
Local Phone Number	240-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Common Stock	Common Stock, $0.0002 par value per share
Trading Symbol	SCPX
Security Exchange Name	NYSEAMER
Common Stock Purchase Rights [Member]
Common Stock	Common Stock Purchase Rights
Trading Symbol	None
Security Exchange Name	NYSEAMER